Income Taxes (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
U.S. income taxes at statutory federal rate	35.00%	34.00%
State and local income taxes, net of federal tax benefit	6.00%	6.00%
Earnings of foreign subsidiaries	2.20%	0.00%
Goodwill impairment	(21.80%)	0.00%
Non-deductible items	(1.00%)	(1.00%)
Valuation allowance	(20.40%)	(39.00%)
Effective income tax rate	0.00%	0.00%